Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Breakdown

Thousand of reais	2021	2020	2019

Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,217,565	27,215,749	27,217,565
Toro Corretora de Títulos e Valores Mobiliários Ltda.	305,937	-	-
Liderança Serviços Especializados em Cobranças Ltda.	237,663	-	-
Olé Consignado (current denomination of Banco Bonsucesso Consignado)	62,800	62,800	62,800
Solutions 4Fleet Consultoria Empresarial S.A.	32,613	-	-
Return Capital Serviços de Recuperação de Créditos S.A. (current denomination of Ipanema Empreendimentos e Participações S.A.)	24,346	24,346	24,346
Santander Brasil Tecnologia S.A.	16,381	16,381	16,382
Paytec Tecnologia em Pagamentos Ltda.	11,336	-	-
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	5,271	-	-
Banco PSA Finance Brasil S.A.	1,557	1,557	1,557
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	-	1,039,304	1,039,304
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super)	-	-	13,050
Total	27,915,469	28,360,137	28,375,004

Main assumptions

	Commercial Banking
	2021	2020	2019
Main assumptions:
Basis of determining recoverable amounts	Value in use: cash flows
Period of the projections of cash flows (1)	5 years	5 years	5 years
Growth rate perpetual (1)	4.8%	4.3%	4.8%
Discount rate (2)	12.3%	12.4%	12.5%
(1)	The projections of cash flow are prepared using Management´s growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.
(2)	The discount rate is calculated based on the capital asset pricing model (CAPM). The discount rate before tax is 18.77% (2020 – 19.56% and 2019 – 17.88%).

Changes of goodwill

Thousand of reais	2021	2020	2019

Balance at beginning of the year	28,360,137	28,375,004	28,378,288
Additions (loss):
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	(1,039,304)	-	-
Toro Corretora de Títulos e Valores Mobiliários Ltda.	305,937	-	-
Liderança Serviços Especializados em Cobranças Ltda.	237,663	-	-
Solution 4Fleet Consultoria Empresarial S.A.	32,613	-	-
Paytec Tecnologia em Pagamentos Ltda.	11,336	-	-
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	5,271	-	-
Others	1,816	(14,867)	(3,284)
Balance at end of the year	27,915,469	28,360,137	28,375,004